Quarterly Holdings Report
for
Stock Selector All Cap Portfolio
September 30, 2022
VSACI-NPRT3-1122
1.9904323.100
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.2%
Liberty Global PLC Class C (a)	409,500	6,756,750
Entertainment - 1.8%
Activision Blizzard, Inc.	135,000	10,035,900
Cinemark Holdings, Inc. (a)	138,100	1,672,391
Electronic Arts, Inc.	105,000	12,149,550
Endeavor Group Holdings, Inc. (a)	77,300	1,566,098
Lions Gate Entertainment Corp.:
Class A (a)	23,700	176,091
Class B (a)	155,300	1,079,335
Marcus Corp. (b)	104,700	1,454,283
Netflix, Inc. (a)	96,900	22,814,136
Take-Two Interactive Software, Inc. (a)	40,600	4,425,400
The Walt Disney Co. (a)	121,800	11,489,394
Warner Bros Discovery, Inc. (a)	31,305	360,008
Warner Music Group Corp. Class A	59,800	1,387,958
World Wrestling Entertainment, Inc. Class A (b)	33,500	2,350,695
		70,961,239
Interactive Media & Services - 5.0%
Alphabet, Inc. Class A (a)	1,481,200	141,676,780
Angi, Inc. (a)	246,900	728,355
IAC, Inc. (a)	4,000	221,520
Meta Platforms, Inc. Class A (a)	347,600	47,162,368
Snap, Inc. Class A (a)	486,800	4,780,376
Twitter, Inc. (a)	130,900	5,738,656
Zoominfo Technologies, Inc. (a)	37,700	1,570,582
		201,878,637
Media - 0.6%
Advantage Solutions, Inc. Class A (a)	583,800	1,243,494
Altice U.S.A., Inc. Class A (a)	209,200	1,219,636
Comcast Corp. Class A	374,300	10,978,219
DISH Network Corp. Class A (a)	20,500	283,515
Liberty Broadband Corp.:
Class A (a)	71,200	5,311,520
Class C (a)	77,300	5,704,740
S4 Capital PLC (a)	202,700	326,591
TechTarget, Inc. (a)	6,800	402,560
		25,470,275
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	121,500	16,301,655
TOTAL COMMUNICATION SERVICES		321,368,556
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.0%
Adient PLC (a)	59,550	1,652,513
Automobiles - 1.7%
Ferrari NV	12,500	2,312,500
Tesla, Inc. (a)	253,863	67,337,161
		69,649,661
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	41,800	4,390,672
ARAMARK Holdings Corp.	190,000	5,928,000
Booking Holdings, Inc. (a)	9,362	15,383,732
Caesars Entertainment, Inc. (a)	150,200	4,845,452
Churchill Downs, Inc.	50,815	9,357,582
Domino's Pizza, Inc.	19,854	6,158,711
Flutter Entertainment PLC (a)	23,800	2,611,522
Hilton Worldwide Holdings, Inc.	94,678	11,420,060
Marriott International, Inc. Class A	78,095	10,944,233
McDonald's Corp.	29,980	6,917,585
Penn Entertainment, Inc. (a)	76,100	2,093,511
Planet Fitness, Inc. (a)	53,500	3,084,810
		83,135,870
Household Durables - 0.2%
D.R. Horton, Inc.	40,500	2,727,675
Helen of Troy Ltd. (a)	4,800	462,912
Mohawk Industries, Inc. (a)	30,383	2,770,626
Tupperware Brands Corp. (a)	31,600	206,980
		6,168,193
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	1,161,836	131,287,468
eBay, Inc.	245,039	9,019,886
Uber Technologies, Inc. (a)	304,400	8,066,600
		148,373,954
Multiline Retail - 0.6%
Dollar General Corp.	70,930	17,013,270
Ollie's Bargain Outlet Holdings, Inc. (a)	59,500	3,070,200
Target Corp.	32,735	4,857,547
		24,941,017
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	49,646	5,554,891
Five Below, Inc. (a)	40,072	5,516,712
Industria de Diseno Textil SA	262,300	5,412,990
Lowe's Companies, Inc.	175,789	33,014,932
The Home Depot, Inc.	51,424	14,189,939
TJX Companies, Inc.	348,820	21,668,698
Warby Parker, Inc. (a)	110,000	1,467,400
		86,825,562
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	195,368	7,509,946
lululemon athletica, Inc. (a)	31,900	8,917,964
LVMH Moet Hennessy Louis Vuitton SE	3,900	2,299,342
NIKE, Inc. Class B	100,569	8,359,295
PVH Corp.	106,140	4,755,072
Tapestry, Inc.	266,097	7,565,138
		39,406,757
TOTAL CONSUMER DISCRETIONARY		460,153,527
CONSUMER STAPLES - 6.6%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	28,900	9,353,485
Constellation Brands, Inc. Class A (sub. vtg.)	35,485	8,150,195
Diageo PLC	25,802	1,086,097
Keurig Dr. Pepper, Inc.	222,900	7,984,278
Molson Coors Beverage Co. Class B	12,400	595,076
Monster Beverage Corp. (a)	130,000	11,304,800
PepsiCo, Inc.	52,700	8,603,802
Primo Water Corp.	70,800	888,540
The Coca-Cola Co.	727,600	40,760,152
The Vita Coco Co., Inc.	1,500	17,085
		88,743,510
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc.	60,800	1,511,488
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	91,900	3,699,684
Costco Wholesale Corp.	200	94,454
Grocery Outlet Holding Corp. (a)	1,600	53,264
Performance Food Group Co. (a)	195,046	8,377,226
Sysco Corp.	14,300	1,011,153
U.S. Foods Holding Corp. (a)	204,900	5,417,556
Walgreens Boots Alliance, Inc.	800	25,120
Walmart, Inc.	204,800	26,562,560
		46,752,505
Food Products - 1.0%
Archer Daniels Midland Co.	9,100	732,095
Bunge Ltd.	55,500	4,582,635
Conagra Brands, Inc.	61,300	2,000,219
Darling Ingredients, Inc. (a)	34,800	2,302,020
Freshpet, Inc. (a)	63,800	3,195,742
Ingredion, Inc.	700	56,364
Laird Superfood, Inc. (a)	35,100	63,882
Lamb Weston Holdings, Inc.	61,000	4,720,180
McCormick & Co., Inc. (non-vtg.)	6,300	449,001
Mondelez International, Inc.	244,000	13,378,520
Nomad Foods Ltd. (a)	98,400	1,397,280
Sovos Brands, Inc.	3,500	49,840
The Hain Celestial Group, Inc. (a)	18,800	317,344
The Simply Good Foods Co. (a)	19,300	617,407
TreeHouse Foods, Inc. (a)	87,026	3,691,643
Tyson Foods, Inc. Class A	30,800	2,030,644
		39,584,816
Household Products - 1.3%
Energizer Holdings, Inc.	143,800	3,615,132
Kimberly-Clark Corp.	50,100	5,638,254
Procter & Gamble Co.	295,700	37,332,125
Reynolds Consumer Products, Inc.	150,200	3,906,702
Spectrum Brands Holdings, Inc.	38,700	1,510,461
The Clorox Co.	15,700	2,015,723
		54,018,397
Personal Products - 0.3%
BellRing Brands, Inc. (a)	14,000	288,540
Edgewell Personal Care Co. (b)	58,600	2,191,640
Estee Lauder Companies, Inc. Class A	11,900	2,569,210
Haleon PLC (a)	61,900	191,651
Herbalife Nutrition Ltd. (a)	142,600	2,836,314
Olaplex Holdings, Inc.	142,300	1,358,965
Shiseido Co. Ltd.	8,800	307,419
The Beauty Health Co. (a)	170,404	2,009,063
Unilever PLC	23	1,011
		11,753,813
Tobacco - 0.6%
Altria Group, Inc.	224,500	9,065,310
Philip Morris International, Inc.	159,800	13,264,998
RLX Technology, Inc. ADR (a)	166,400	174,720
		22,505,028
TOTAL CONSUMER STAPLES		263,358,069
ENERGY - 4.5%
Energy Equipment & Services - 0.6%
Dril-Quip, Inc. (a)	24,900	486,048
Expro Group Holdings NV (a)	236,800	3,016,832
Halliburton Co.	149,900	3,690,538
Helmerich & Payne, Inc.	22,900	846,613
Liberty Oilfield Services, Inc. Class A (a)	41,400	524,952
Nextier Oilfield Solutions, Inc. (a)	46,700	345,580
Schlumberger Ltd.	328,100	11,778,790
Weatherford International PLC (a)	87,200	2,815,688
		23,505,041
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (a)	156,600	4,780,998
Canadian Natural Resources Ltd.	312,500	14,546,458
CVR Energy, Inc.	31,000	898,380
Delek U.S. Holdings, Inc.	61,000	1,655,540
Exxon Mobil Corp.	726,400	63,421,984
Genesis Energy LP	381,700	3,511,640
Hess Corp.	197,100	21,481,929
Imperial Oil Ltd.	198,600	8,599,027
Kosmos Energy Ltd. (a)	931,377	4,815,219
MEG Energy Corp. (a)	1,157,600	12,955,801
Phillips 66 Co.	61,200	4,940,064
Range Resources Corp.	66,300	1,674,738
Tourmaline Oil Corp.	103,800	5,394,579
Valero Energy Corp.	96,900	10,353,765
		159,030,122
TOTAL ENERGY		182,535,163
FINANCIALS - 10.8%
Banks - 5.1%
Bank of America Corp.	1,885,513	56,942,493
Bank of Ireland Group PLC	899,800	5,771,305
BankUnited, Inc.	46,469	1,587,846
BNP Paribas SA	88,446	3,735,894
Citizens Financial Group, Inc.	136,599	4,693,542
Comerica, Inc.	45,509	3,235,690
JPMorgan Chase & Co.	159,614	16,679,663
M&T Bank Corp.	61,418	10,829,222
Piraeus Financial Holdings SA (a)	887,300	894,954
PNC Financial Services Group, Inc.	72,677	10,859,397
Signature Bank	21,152	3,193,952
Silvergate Capital Corp. (a)	12,531	944,211
Societe Generale Series A	250,392	4,951,778
Sumitomo Mitsui Financial Group, Inc.	82,700	2,292,566
SVB Financial Group (a)	8,535	2,865,882
U.S. Bancorp	447,007	18,023,322
UniCredit SpA	472,386	4,782,476
Wells Fargo & Co.	1,242,372	49,968,202
Wintrust Financial Corp.	39,354	3,209,319
		205,461,714
Capital Markets - 1.7%
Bank of New York Mellon Corp.	430,084	16,566,836
BlackRock, Inc. Class A	21,787	11,988,950
Brookfield Asset Management, Inc. Class A (a)	99,696	4,076,569
Cboe Global Markets, Inc.	39,017	4,579,425
Intercontinental Exchange, Inc.	100,314	9,063,370
Lazard Ltd. Class A	64,300	2,046,669
Patria Investments Ltd.	238,500	3,112,425
State Street Corp.	170,223	10,351,261
StepStone Group, Inc. Class A	156,059	3,825,006
Virtu Financial, Inc. Class A	146,046	3,033,375
		68,643,886
Consumer Finance - 0.5%
American Express Co.	81,282	10,965,755
Capital One Financial Corp.	59,574	5,490,936
OneMain Holdings, Inc.	156,156	4,609,725
		21,066,416
Insurance - 3.2%
Arch Capital Group Ltd. (a)	146,371	6,665,735
Arthur J. Gallagher & Co.	63,747	10,914,761
Assurant, Inc.	19,090	2,773,204
Beazley PLC	381,100	2,375,630
Chubb Ltd.	28,000	5,092,640
Globe Life, Inc.	86,681	8,642,096
Hartford Financial Services Group, Inc.	209,891	13,000,649
Marsh & McLennan Companies, Inc.	119,082	17,777,752
Prudential PLC	114,653	1,122,182
Reinsurance Group of America, Inc.	42,500	5,346,925
The Travelers Companies, Inc.	315,777	48,377,036
Unum Group	113,800	4,415,440
		126,504,050
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	164,200	5,725,654
MGIC Investment Corp.	275,173	3,527,718
UWM Holdings Corp. Class A	405,100	1,186,943
		10,440,315
TOTAL FINANCIALS		432,116,381
HEALTH CARE - 14.7%
Biotechnology - 3.0%
ADC Therapeutics SA (a)	75,000	361,500
Agios Pharmaceuticals, Inc. (a)	28,000	791,840
Alnylam Pharmaceuticals, Inc. (a)	29,000	5,804,640
Ambrx Biopharma, Inc. ADR (a)	50,000	54,000
Arcutis Biotherapeutics, Inc. (a)	75,000	1,433,250
Argenx SE ADR (a)	37,500	13,239,375
Ascendis Pharma A/S sponsored ADR (a)	72,300	7,465,698
Avid Bioservices, Inc. (a)	60,500	1,156,760
Beam Therapeutics, Inc. (a)(b)	30,000	1,429,200
Biogen, Inc. (a)	10,800	2,883,600
Blueprint Medicines Corp. (a)	69,300	4,566,177
Celldex Therapeutics, Inc. (a)	50,000	1,405,500
Century Therapeutics, Inc. (a)	65,000	642,850
Cerevel Therapeutics Holdings (a)	110,000	3,108,600
Cytokinetics, Inc. (a)	128,000	6,201,600
Denali Therapeutics, Inc. (a)	37,500	1,150,875
Erasca, Inc. (a)	210,000	1,638,000
Exelixis, Inc. (a)	72,700	1,139,936
Fate Therapeutics, Inc. (a)(b)	25,000	560,250
Generation Bio Co. (a)	70,000	371,700
Graphite Bio, Inc. (a)	63,800	202,246
Imago BioSciences, Inc. (a)	28,000	421,400
Innovent Biologics, Inc. (a)(c)	600,000	1,843,990
Instil Bio, Inc. (a)	100,000	484,000
Janux Therapeutics, Inc. (a)	45,000	609,300
Keros Therapeutics, Inc. (a)	34,000	1,279,080
Legend Biotech Corp. ADR (a)	108,000	4,406,400
Mirati Therapeutics, Inc. (a)	15,000	1,047,600
Nuvalent, Inc. Class A (a)	42,600	828,144
Poseida Therapeutics, Inc. (a)	226,600	799,898
PTC Therapeutics, Inc. (a)	87,900	4,412,580
Regeneron Pharmaceuticals, Inc. (a)	25,800	17,772,846
Relay Therapeutics, Inc. (a)	100,000	2,237,000
Sarepta Therapeutics, Inc. (a)	55,000	6,079,700
Scholar Rock Holding Corp. (a)	15,000	103,950
Shattuck Labs, Inc. (a)	68,600	185,220
Stoke Therapeutics, Inc. (a)	42,500	545,700
uniQure B.V. (a)	50,000	938,000
Vaxcyte, Inc. (a)	65,000	1,560,000
Vertex Pharmaceuticals, Inc. (a)	28,000	8,107,120
Verve Therapeutics, Inc. (a)	18,000	618,300
Xencor, Inc. (a)	115,000	2,987,700
Xenon Pharmaceuticals, Inc. (a)	42,000	1,516,200
Zai Lab Ltd. (a)	520,000	1,770,277
Zentalis Pharmaceuticals, Inc. (a)	70,000	1,516,200
		117,678,202
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	790,000	30,596,700
Envista Holdings Corp. (a)	85,000	2,788,850
Inspire Medical Systems, Inc. (a)	18,500	3,281,345
Insulet Corp. (a)	72,500	16,631,500
Masimo Corp. (a)	56,000	7,904,960
Nevro Corp. (a)	60,000	2,796,000
Novocure Ltd. (a)	37,000	2,811,260
Outset Medical, Inc. (a)	67,000	1,067,310
Penumbra, Inc. (a)	102,700	19,471,920
PROCEPT BioRobotics Corp.	47,500	1,969,350
ResMed, Inc.	42,800	9,343,240
Tandem Diabetes Care, Inc. (a)	121,000	5,789,850
		104,452,285
Health Care Providers & Services - 4.8%
agilon health, Inc. (a)	440,000	10,304,800
Alignment Healthcare, Inc. (a)	232,900	2,757,536
Cano Health, Inc. (a)	702,500	6,090,675
Centene Corp. (a)	162,000	12,605,220
Cigna Corp.	86,000	23,862,420
Guardant Health, Inc. (a)	55,300	2,976,799
HCA Holdings, Inc.	60,000	11,027,400
Humana, Inc.	58,500	28,383,615
LifeStance Health Group, Inc. (a)	355,000	2,350,100
Molina Healthcare, Inc. (a)	26,000	8,575,840
Oak Street Health, Inc. (a)	460,000	11,279,200
Surgery Partners, Inc. (a)	177,400	4,151,160
UnitedHealth Group, Inc.	137,500	69,443,000
		193,807,765
Health Care Technology - 0.2%
Definitive Healthcare Corp.	45,000	699,300
Doximity, Inc. (a)(b)	88,000	2,659,360
Medlive Technology Co. Ltd. (c)	220,000	250,670
Phreesia, Inc. (a)	85,000	2,165,800
		5,775,130
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	28,000	797,440
Agilent Technologies, Inc.	16,000	1,944,800
Bio-Rad Laboratories, Inc. Class A (a)	7,500	3,128,550
Bruker Corp.	105,000	5,571,300
Danaher Corp.	134,000	34,610,860
Lonza Group AG	8,000	3,895,130
Olink Holding AB ADR (a)	70,000	849,800
Sartorius Stedim Biotech	7,000	2,147,157
Seer, Inc. (a)	12,800	99,072
Stevanato Group SpA	84,000	1,422,960
Thermo Fisher Scientific, Inc.	57,500	29,163,425
West Pharmaceutical Services, Inc.	23,600	5,807,488
		89,437,982
Pharmaceuticals - 1.9%
Arvinas Holding Co. LLC (a)	38,000	1,690,620
AstraZeneca PLC (United Kingdom)	105,000	11,542,596
Bristol-Myers Squibb Co.	50,000	3,554,500
Eli Lilly & Co.	110,500	35,730,175
Pharvaris BV (a)	60,000	481,800
Roche Holding AG (participation certificate)	23,500	7,650,020
Royalty Pharma PLC	370,000	14,866,600
Theseus Pharmaceuticals, Inc.	40,000	232,000
UCB SA	21,800	1,512,873
		77,261,184
TOTAL HEALTH CARE		588,412,548
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	16,100	1,863,575
HEICO Corp. Class A	27,700	3,174,974
Howmet Aerospace, Inc.	108,500	3,355,905
L3Harris Technologies, Inc.	47,800	9,934,274
Lockheed Martin Corp.	39,200	15,142,568
Northrop Grumman Corp.	16,900	7,948,408
Raytheon Technologies Corp.	170,200	13,932,572
The Boeing Co. (a)	112,600	13,633,608
		68,985,884
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	93,200	2,245,188
Airlines - 0.2%
Delta Air Lines, Inc. (a)	185,600	5,207,936
JetBlue Airways Corp. (a)	398,400	2,641,392
		7,849,328
Building Products - 1.0%
Carlisle Companies, Inc.	64,200	18,002,322
Fortune Brands Home & Security, Inc.	132,000	7,087,080
The AZEK Co., Inc. (a)	90,100	1,497,462
Trane Technologies PLC	107,200	15,523,632
		42,110,496
Commercial Services & Supplies - 0.9%
Cintas Corp.	44,100	17,119,179
CoreCivic, Inc. (a)	123,400	1,090,856
Waste Connections, Inc. (United States)	137,600	18,593,888
		36,803,923
Construction & Engineering - 0.4%
Willscot Mobile Mini Holdings (a)	425,700	17,168,481
Electrical Equipment - 0.6%
AMETEK, Inc.	194,800	22,092,268
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	51,300	8,565,561
Machinery - 2.0%
AGCO Corp.	75,600	7,270,452
Caterpillar, Inc.	99,000	16,243,920
Chart Industries, Inc. (a)	27,600	5,088,060
Deere & Co.	46,700	15,592,663
Fortive Corp.	371,100	21,635,130
IDEX Corp.	54,200	10,831,870
ITT, Inc.	73,600	4,809,024
		81,471,119
Marine - 0.1%
Eagle Bulk Shipping, Inc.	31,400	1,355,852
Genco Shipping & Trading Ltd.	62,900	788,137
		2,143,989
Professional Services - 0.2%
Equifax, Inc.	20,076	3,441,629
TransUnion Holding Co., Inc.	90,500	5,383,845
		8,825,474
Road & Rail - 1.2%
CSX Corp.	722,800	19,255,392
Landstar System, Inc.	72,500	10,466,825
Old Dominion Freight Lines, Inc.	21,500	5,348,555
Union Pacific Corp.	65,700	12,799,674
		47,870,446
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	31,800	986,118
TOTAL INDUSTRIALS		347,118,275
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	195,900	7,836,000
Electronic Equipment & Components - 0.5%
Cognex Corp.	51,700	2,142,965
Corning, Inc.	256,500	7,443,630
TE Connectivity Ltd.	67,100	7,405,156
Teledyne Technologies, Inc. (a)	5,400	1,822,338
Trimble, Inc. (a)	25,100	1,362,177
		20,176,266
IT Services - 4.4%
Affirm Holdings, Inc. (a)(b)	55,814	1,047,071
Akamai Technologies, Inc. (a)	101,300	8,136,416
AvidXchange Holdings, Inc.	8,600	72,412
Block, Inc. Class A (a)	53,000	2,914,470
Capgemini SA	102,400	16,394,296
Cognizant Technology Solutions Corp. Class A	334,500	19,213,680
Cyxtera Technologies, Inc. Class A (a)	246,100	1,004,088
DXC Technology Co. (a)	43,700	1,069,776
ExlService Holdings, Inc. (a)	15,300	2,254,608
Gartner, Inc. (a)	22,800	6,308,532
Global Payments, Inc.	83,500	9,022,175
GoDaddy, Inc. (a)	138,800	9,838,144
MasterCard, Inc. Class A	87,300	24,822,882
MongoDB, Inc. Class A (a)	40,000	7,942,400
PayPal Holdings, Inc. (a)	204,913	17,636,862
Repay Holdings Corp. (a)	236,536	1,669,944
Snowflake, Inc. (a)	14,500	2,464,420
StoneCo Ltd. Class A (a)	38,400	365,952
Thoughtworks Holding, Inc.	19,900	208,751
Twilio, Inc. Class A (a)	75,900	5,247,726
Visa, Inc. Class A	174,000	30,911,100
Wix.com Ltd. (a)	37,200	2,910,156
Worldline SA (a)(c)	114,219	4,514,588
		175,970,449
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	123,410	7,819,258
Analog Devices, Inc.	251,500	35,044,010
Intel Corp.	275,400	7,097,058
Lam Research Corp.	3,900	1,427,400
Marvell Technology, Inc.	87,200	3,741,752
Microchip Technology, Inc.	240,600	14,683,818
Micron Technology, Inc.	412,800	20,681,280
NVIDIA Corp.	59,100	7,174,149
onsemi (a)	45,500	2,836,015
Skyworks Solutions, Inc.	44,600	3,803,042
		104,307,782
Software - 11.0%
Adobe, Inc. (a)	114,000	31,372,800
Alteryx, Inc. Class A (a)	27,100	1,513,264
Aspen Technology, Inc. (a)	18,226	4,341,433
Autodesk, Inc. (a)	90,600	16,924,080
Black Knight, Inc. (a)	25,700	1,663,561
Blackbaud, Inc. (a)	59,700	2,630,382
Blend Labs, Inc. (a)	76,900	169,949
Braze, Inc.	3,800	132,354
Ceridian HCM Holding, Inc. (a)	97,300	5,437,124
Citrix Systems, Inc.	13,600	1,414,400
Constellation Software, Inc.	3,000	4,174,373
Coupa Software, Inc. (a)	39,500	2,322,600
Elastic NV (a)	77,800	5,581,372
Five9, Inc. (a)	17,600	1,319,648
GitLab, Inc. (b)	2,900	148,538
HashiCorp, Inc. (b)	2,400	77,256
HubSpot, Inc. (a)	23,600	6,374,832
Micro Focus International PLC	200,000	1,153,250
Microsoft Corp.	1,010,600	235,368,740
Momentive Global, Inc. (a)	86,800	504,308
New Relic, Inc. (a)	35,800	2,054,204
NortonLifeLock, Inc.	394,200	7,939,188
Palo Alto Networks, Inc. (a)	128,400	21,030,636
PTC, Inc. (a)	90,200	9,434,920
Roper Technologies, Inc.	33,500	12,047,940
Salesforce.com, Inc. (a)	257,200	36,995,648
Samsara, Inc.	10,000	120,700
Smartsheet, Inc. (a)	17,900	615,044
Tenable Holdings, Inc. (a)	176,900	6,156,120
Workday, Inc. Class A (a)	79,700	12,131,934
Workiva, Inc. (a)	17,700	1,377,060
Zendesk, Inc. (a)	113,700	8,652,570
Zoom Video Communications, Inc. Class A (a)	21,200	1,560,108
		442,740,336
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	1,846,000	255,117,200
Western Digital Corp. (a)	84,600	2,753,730
		257,870,930
TOTAL INFORMATION TECHNOLOGY		1,008,901,763
MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	28,200	6,562,986
Albemarle Corp.	16,100	4,257,484
Ashland, Inc.	12,200	1,158,634
Cabot Corp.	20,900	1,335,301
CF Industries Holdings, Inc.	61,300	5,900,125
Corteva, Inc.	92,000	5,257,800
Dow, Inc.	2,600	114,218
DuPont de Nemours, Inc.	59,500	2,998,800
Eastman Chemical Co.	8,300	589,715
Ecolab, Inc.	30,200	4,361,484
Element Solutions, Inc.	47,600	774,452
FMC Corp.	3,100	327,670
Huntsman Corp.	29,500	723,930
International Flavors & Fragrances, Inc.	27,000	2,452,410
Linde PLC	62,100	16,741,539
Livent Corp. (a)(b)	36,600	1,121,790
LyondellBasell Industries NV Class A	38,200	2,875,696
Nutrien Ltd.	27,900	2,326,767
Olin Corp.	56,600	2,427,008
PPG Industries, Inc.	21,900	2,424,111
RPM International, Inc.	11,100	924,741
Sherwin-Williams Co.	27,500	5,630,625
The Mosaic Co.	53,900	2,604,987
Tronox Holdings PLC	231,000	2,829,750
Valvoline, Inc.	165,419	4,191,717
Westlake Corp.	11,400	990,432
		81,904,172
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,600	2,447,884
Vulcan Materials Co.	16,100	2,539,131
		4,987,015
Containers & Packaging - 0.2%
Aptargroup, Inc.	20,800	1,976,624
Avery Dennison Corp.	12,200	1,984,940
Crown Holdings, Inc.	24,200	1,960,926
Greif, Inc. Class A	25,100	1,495,207
Sealed Air Corp.	28,200	1,255,182
		8,672,879
Metals & Mining - 0.5%
Alcoa Corp.	57,700	1,942,182
Commercial Metals Co.	39,000	1,383,720
First Quantum Minerals Ltd.	268,300	4,554,700
Freeport-McMoRan, Inc.	234,200	6,400,686
Glencore PLC	337,200	1,771,992
Newmont Corp.	23,800	1,000,314
Reliance Steel & Aluminum Co.	12,900	2,249,889
Steel Dynamics, Inc.	12,400	879,780
		20,183,263
TOTAL MATERIALS		115,747,329
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	22,900	3,210,351
American Tower Corp.	53,500	11,486,450
Crown Castle International Corp.	81,000	11,708,550
CubeSmart	245,500	9,834,730
Douglas Emmett, Inc.	76,800	1,377,024
Duke Realty Corp.	77,400	3,730,680
EastGroup Properties, Inc.	21,900	3,161,046
Equinix, Inc.	15,200	8,646,368
Equity Lifestyle Properties, Inc.	78,600	4,939,224
Essex Property Trust, Inc.	24,300	5,886,189
Four Corners Property Trust, Inc.	158,200	3,826,858
Healthcare Trust of America, Inc.	55,400	1,155,090
Invitation Homes, Inc.	132,200	4,464,394
Mid-America Apartment Communities, Inc.	46,200	7,164,234
Phillips Edison & Co., Inc.	34,800	976,140
Prologis (REIT), Inc.	89,200	9,062,720
Public Storage	5,400	1,581,174
RLJ Lodging Trust	187,800	1,900,536
Ryman Hospitality Properties, Inc.	44,900	3,304,191
SITE Centers Corp.	224,100	2,400,111
Spirit Realty Capital, Inc.	57,200	2,068,352
Terreno Realty Corp.	25,200	1,335,348
UDR, Inc.	42,400	1,768,504
Urban Edge Properties	156,600	2,089,044
Ventas, Inc.	162,300	6,519,591
VICI Properties, Inc.	112,900	3,370,065
Welltower Op	55,000	3,537,600
		120,504,564
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	81,000	5,468,310
Doma Holdings, Inc. Class A (a)	712,700	313,160
Jones Lang LaSalle, Inc. (a)	8,700	1,314,309
WeWork, Inc. (a)	312,100	827,065
		7,922,844
TOTAL REAL ESTATE		128,427,408
UTILITIES - 3.0%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	69,800	6,034,210
Avangrid, Inc.	24,100	1,004,970
Constellation Energy Corp.	86,573	7,202,008
Duke Energy Corp.	24,700	2,297,594
Edison International	66,800	3,779,544
Entergy Corp.	46,500	4,679,295
Eversource Energy	15,900	1,239,564
Exelon Corp.	152,300	5,705,158
FirstEnergy Corp.	109,600	4,055,200
NextEra Energy, Inc.	246,765	19,348,844
OGE Energy Corp.	46,300	1,688,098
PG&E Corp. (a)	556,357	6,954,463
PPL Corp.	183,800	4,659,330
Southern Co.	208,100	14,150,800
		82,799,078
Gas Utilities - 0.0%
Southwest Gas Corp.	11,700	816,075
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class A	11,800	343,380
NextEra Energy Partners LP	33,100	2,393,461
Sunnova Energy International, Inc. (a)(b)	41,291	911,705
The AES Corp.	142,000	3,209,200
Vistra Corp.	123,100	2,585,100
		9,442,846
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	122,400	3,449,232
Consolidated Edison, Inc.	12,500	1,072,000
Dominion Energy, Inc.	102,400	7,076,864
NiSource, Inc.	138,700	3,493,853
Public Service Enterprise Group, Inc.	57,400	3,227,602
Sempra Energy	52,600	7,886,844
		26,206,395
TOTAL UTILITIES		119,264,394
TOTAL COMMON STOCKS (Cost $5,045,556,864)		3,967,403,413

Convertible Bonds - 0.1%
	Principal Amount (d)	Value ($)
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Affirm Holdings, Inc. 0% 11/15/26 (c) (Cost $1,937,268)	3,152,000	1,896,084

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% 12/29/22 (e) (Cost $1,021,699)	1,030,000	1,022,031

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	43,008,545	43,017,147
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	7,750,300	7,751,075
TOTAL MONEY MARKET FUNDS (Cost $50,768,222)		50,768,222

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $5,099,284,053)	4,021,089,750
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(11,448,063)
NET ASSETS - 100.0%	4,009,641,687

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	99	Dec 2022	17,827,425	(237,063)	(237,063)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,505,332 or 0.2% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,022,031.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	97,237,484	709,732,673	763,953,010	242,198	-	-	43,017,147	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	-	79,224,735	71,473,660	210,725	-	-	7,751,075	0.0%
Total	97,237,484	788,957,408	835,426,670	452,923	-	-	50,768,222

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.